Financial Instruments and Fair Value Disclosures - Balance Sheet Location (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments
Subtotal	$ 229,893	$ 673,074
Derivatives not designated as hedging instruments
Subtotal	1,045,393	1,880,222
Total derivatives	1,275,286	2,553,296
Non-Current Assets - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	(87,295)	0
Current liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	294,505	297,908
Derivatives not designated as hedging instruments
Interest rate swaps	685,960	887,811
Long-Term Liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	22,683	375,166
Derivatives not designated as hedging instruments
Interest rate swaps	$ 359,433	$ 992,411